UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings Statutory Rserves [Member]	Retained Earnings Unrestricted [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2021		$ 25,467	$ 26,783,333	$ 449,136	$ (12,799,436)	$ 592,218	$ 850,152	$ 15,900,870
Beginning balance, shares at Dec. 31, 2021	[1]	1,018,663
Net loss attributable to Infobird Co., Ltd					(7,750,721)			(7,750,721)
Net loss attributable to noncontrolling interests							(40,082)	(40,082)
Share-based compensations for consulting services			10,134					10,134
Foreign currency translation adjustment						(146,508)	(6,464)	(152,972)
Ending balance, value at Jun. 30, 2022		$ 25,467	26,793,467	449,136	(20,550,157)	445,710	803,606	7,967,229
Ending balance, shares at Jun. 30, 2022	[1]	1,018,663
Beginning balance, value at Dec. 31, 2022		$ 95,467	33,737,276	449,136	(28,066,415)	361,655	(75,437)	6,501,682
Beginning balance, shares at Dec. 31, 2022	[1]	3,818,663
Net loss attributable to Infobird Co., Ltd					(4,583,616)			(4,583,616)
Net loss attributable to noncontrolling interests							(287,097)	(287,097)
Issued orinary shares under F3, net of issuance costs		$ 19,230	4,503,083					4,522,313
Issued orinary shares under F3, net of issuance costs, shares	[1]	769,200
Warrants convert to ordinary shares		$ 12,500	(12,500)
Warrants convert to ordinary shares, shares	[1]	499,980
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2023		$ 307	(307)
Additional ordinary shares of round up adjustment due to retroactive effect of Share Consolidation in 2023, shares	[1]	12,321
Foreign currency translation adjustment						424,759	9,342	434,101
Ending balance, value at Jun. 30, 2023		$ 127,504	$ 38,227,552	$ 449,136	$ (32,650,031)	$ 786,414	$ (353,192)	$ 6,587,383
Ending balance, shares at Jun. 30, 2023	[1]	5,100,164

[1]	retroactively restated to reflect 1-for-5 share consolidation effective on September 9, 2022 and 1-for-5 share consolidation effective on May 15, 2023.